SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Computation of basic and diluted earnings (loss) per share (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024		Mar. 31, 2023
Numerator:
Net income (loss) attributable to ordinary shareholders	$ (861,220)	$ 414,468		$ 495,521
Denominator:
Weighted-average number of ordinary shares outstanding - basic	31,615,463	7,226,480		7,226,480
Weighted-average number of ordinary shares outstanding - diluted	31,615,463	7,226,480	[1]	7,226,480	[1]
Earnings (loss) per share - basic	$ (0.03)	$ 0.06	[1]	$ 0.07	[1]
Earnings (loss) per share - diluted	$ (0.03)	$ 0.06	[1]	$ 0.07	[1]
Diluted shares	0	0		0

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation.